Administrative Expenses (Details) - Schedule of administrative expenses - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of administrative expenses [Abstract]
Personnel expenses, note 23(b)	S/ 76,291	S/ 84,359	S/ 84,660
Third-party services	48,713	52,974	51,553
Depreciation and amortization	16,626	14,573	12,046
Donations	9,188	8,796	9,934
Board of Directors compensation	5,992	6,696	6,815
Taxes	5,262	4,980	4,760
Consumption of supplies	1,297	1,671	1,826
Other		433	547
Total administrative expenses	S/ 163,369	S/ 174,482	S/ 172,141